Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Digital asset receivables, net of allowance for expected credit losses	$ 529	$ 760
Common Stock, No Par Value
Common Stock, Shares Authorized	Unlimited
Common Stock, Shares, Issued	131,780,209
Common Stock, Shares, Outstanding	131,780,209